Commitments and Contingencies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies 1		$ 867,000
Commitments And Contingencies 2		85,000
Commitments And Contingencies 1	941,000
Commitments And Contingencies 2	$ 154,000